CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Common shares	Share premium.	Treasury shares.	Hedging reserves	Translation reserves	Retained profit	Total
Equity at Dec. 31, 2019	$ 0.7	$ 101.3	$ (2.9)	$ (11.8)	$ 0.3	$ 920.0	$ 1,007.6
Comprehensive income/loss for the year:
Net profit/(loss) for the year						128.1	128.1
Other comprehensive income/(loss) for the year				(14.1)			(14.1)
Total comprehensive income/(loss) for the year				(14.1)		128.1	114.0
Capital increase		0.6					0.6
Share-based compensation						1.3	1.3
Dividend						(70.6)	(70.6)
Acquisition of treasury shares, cost			(1.3)				(1.3)
Total changes in equity		0.6	(1.3)	(14.1)		58.8	44.0
Equity at Sep. 30, 2020	0.7	101.9	(4.2)	(25.9)	0.3	978.8	1,051.6
Equity at Dec. 31, 2019	0.7	101.3	(2.9)	(11.8)	0.3	920.0	1,007.6
Comprehensive income/loss for the year:
Net profit/(loss) for the year							88.1
Other comprehensive income/(loss) for the year							(8.8)
Total comprehensive income/(loss) for the year							79.3
Equity at Dec. 31, 2020	0.7	102.0	(4.2)	(20.7)	0.4	939.3	1,017.5
Comprehensive income/loss for the year:
Net profit/(loss) for the year						(33.9)	(33.9)
Other comprehensive income/(loss) for the year				8.2	(0.2)		8.0
Total comprehensive income/(loss) for the year				8.2	(0.2)	(33.9)	(25.9)
Capital increase	0.1	56.9					57.0
Transaction costs capital increase						0.3	0.3
Share-based compensation						1.7	1.7
Total changes in equity	0.1	56.9		8.2	(0.2)	(32.5)	32.5
Equity at Sep. 30, 2021	$ 0.8	$ 158.9	$ (4.2)	$ (12.5)	$ 0.2	$ 906.8	$ 1,050.0